Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Restricted cash and cash equivalents	$ 4,253	$ 3,408	$ 3,828
Money market paper in financial assets at fair value held for trading	2	20	117
Money market paper in financial assets measured at fair value through other comprehensive income	0	0	178
Money market paper in financial assets at fair value not held for trading	6,048	1,066	536
Money market paper in other financial assets measured at amortized cost	6,459	141	584
Cash and balances at central banks classified as cash equivalents	169,363	192,706	158,088
Loans and advances to banks classified as cash equivalents	13,450	13,942	14,028
Money market paper classified as cash equivalents	12,508	1,227	1,415
Disposal of subsidiaries, associates and intangible assets	1,730	593	674
UBS AG
Entity [Table]
Restricted cash and cash equivalents	4,253	3,408	3,828
Money market paper in financial assets at fair value held for trading	2	20	117
Money market paper in financial assets measured at fair value through other comprehensive income	0	0	178
Money market paper in financial assets at fair value not held for trading	6,048	1,066	536
Money market paper in other financial assets measured at amortized cost	6,459	141	584
Cash and balances at central banks classified as cash equivalents	169,363	192,706	158,088
Loans and advances to banks classified as cash equivalents	13,329	13,822	13,928
Money market paper classified as cash equivalents	12,508	1,227	1,415
Disposal of subsidiaries, associates and intangible assets	$ 1,729	$ 593	$ 674